Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
13. RELATED PARTY TRANSACTIONS
Oxford Biomedica (US) LLC
As described in Note 5, the Company has significant influence over, but does not control, OXB (US) LLC through its noncontrolling representation on OXB (US) LLC’s board of directors and the Company’s equity interest in OXB (US) LLC. In March 2022, concurrently with the closing of the transaction with OXB (US) LLC, the Company entered into certain ancillary agreements with OXB (US) LLC including a supply agreement, a lease assignment and assumption agreement, a sublease agreement and a transitional services agreement.
Supply Agreement
Pursuant to the terms of the Manufacturing and Supply Agreement with OXB
(US) LLC
entered into in March 2022
(the “Supply Agreement”), the Company agreed to purchase from OXB
(US) LLC

at least
50
% of its clinical supply requirements of
AAV-based
products during the initial term of the supply agreement. The Supply Agreement provides for an initial term of three years, which may be extended for an additional
one-year
term. Under the Supply Agreement, the Company is committed to purchase a minimum number of batches of drug substance and drug product, as well as proces
s
development services, totaling approximately $
29.7
 million
by the
fiscal year ending December 31
, 2023
. As of September 30
, 2023
, the Company had approximately $
1.4
 million in remaining purchase obligations to OXB
(US) LLC
pursuant to the Supply Agreement. There are
no
minimum purchase commitments in 2024
(year three
) of the Supply Agreement. After the initial term, the Company will have the right to terminate the Supply Agreement for convenience or other reasons specified in the Supply Agreement upon prior written notice. Either party may terminate the Supply Agreement upon an uncured material breach by the other party or upon the bankruptcy or insolvency of the other party.
During the three
and nine
months ended September 30
, 2023
, the Company recorded purchases of drug substance from OXB
(US) LLC
related to the Supply Agreement of $
8.4
 million and $
21.7
 million, respectively, as well as purchases of process development services of approximately $
3.1
 million and $
5.8
 million, respectively, and stability services and other support services of approximately $
0.4
 million and $
1.2
 million, respectively. During the three
and nine
months ended September 30
, 2022
, the Company recorded purchases of drug substance from OXB
(US) LLC
related to the Supply Agreement of $
6.0
 million and $
7.5
 million, respectively, as well as purchases of process development services of approximately $
2.2
 million and $
10.2
 million, respectively. These amounts are included within research and development expenses on the Company’s condensed consolidated statements of operations. The amounts due to OXB
(US) LLC
under the Supply Agreement were $
12.6
 million and $
5.2
 million as of September 30
, 2023
and December 31
, 2022
, respectively, and were included in accounts payable and accrued expenses and other liabilities on the Company’s condensed consolidated balance sheets.
Lease Assignment and Sublease Agreement
As described in Note 9, the Company leases space for research and development, manufacturing and general office space in Bedford, Massachusetts. In March 2022, the Company and OXB (US) LLC entered into a lease assignment and assumption agreement pursuant to which Homology assigned all of its right, title and interest in, to and under this lease to OXB (US) LLC and a sublease agreement whereby OXB (US) LLC subleased certain premises in its facility to Homology. However, as of and for the three and nine months ended September 30, 2023, the Company remained jointly and severally liable for the payment of rent under this lease and had not been released from being the primary obligor under such lease and therefore the related right-of-use
asset and operating lease liability were not derecognized and remained on the Company’s condensed consolidated balance sheets. Therefore, the Company is recording sublease income from OXB (US) LLC as if it were subleasing the space to OXB (US) LLC. On October 1, 2023, the Company was released from being the primary obligor under the lease (see Note 14).
During the three
and nine
months ended September 30
, 2023
, the Company recorded sublease income of $
0.8
 million and $
2.3
 million, respectively, related to the sublease agreement with OXB
(US) LLC
. During the three
and nine
months ended September 30
, 2022
, the Company recorded sublease income of $
0.5
 million and $
1.2
 million, respectively, related to the sublease agreement with OXB
(US) LLC
. This amount was recognized as a reduction to lease expense in the Company’s condensed consolidated statements of operations.
During 2023, OXB (US) LLC assumed responsibility for paying the landlord for invoices related to the leased property and, as such, the Company began making direct payments to OXB (US) LLC for amounts due to OXB (US) LLC under the sublease. Therefore, as of September 30, 2023, the amount of sublease income payable to OXB (US) LLC was
$
0.1

million and was included in accrued expenses on the Company’s condensed consolidated balance sheets. As of December 31, 2022, the amount of sublease income receivable from OXB (US) LLC was
$
0.5

million and was included in prepaid expenses and other current assets on the Company’s condensed consolidated balance sheets.

Transitional Services Agreement
Under the transitional services agreement with OXB (US) LLC (the “Services Agreement”), the Company is performing certain services for the benefit of OXB (US) LLC and OXB (US) LLC is performing certain services for the benefit of the Company. The term of the Services Agreement will not exceed eighteen months and lasts until the earlier of termination for convenience, termination for cause in the event of an uncured material breach, termination as a result of bankruptcy of either party, and expiration or termination of the only remaining outstanding service as set forth in the Services Agreement. Each company is fully reimbursing the other for these services. The Services Agreement was substantially complete as of September 30, 2023.
Expenses incurred by the Company for services provided by OXB
(US) LLC
recognized under the Services Agreement totaled $
0.3
 million for the nine
months ended September 30
, 2023
, and $
0.2
 million and $
0.5
 million for the three
and nine
months ended September 30
, 2022
, respectively, and are presented within research and development expenses in the condensed consolidated statements of operations as the services related to facilities support within the Company’s research and development labs. As of September 30
, 2023
and December 31
, 2022
, the amount due to OXB
(US) LLC
under the Services Agreement was $
0.1
 million at each balance sheet date, and was included in accrued expenses and other liabilities on the Company’s condensed consolidated balance sheets.
The Company provided finance, human resources, IT and legal services to OXB (US) LLC under the Services Agreement and recognized
$
0.5
 million for the nine
months ended September 30
, 2023
, and $
0.8
 million and $
1.7

million for the three and nine months ended September 30, 2022, respectively, for amounts reimbursed by OXB (US) LLC as a reduction to general and administrative expense in the Company’s condensed consolidated statements of operations. The Company did not provide reimbursable services to OXB (US) LLC under the Services Agreement during the three months ended September 30, 2023. As of December 31, 2022, the Company had a receivable balance of $
0.3

million from OXB (US) LLC which was recorded as a component of prepaid expenses and other current assets in the Company’s condensed consolidated balance sheets. Pursuant to the Services Agreement, the Company has been paying vendors on OXB (US) LLC’s behalf; this process will be fully transitioned to OXB (US) LLC in 2023. As of December 31, 2022, the amount receivable from OXB (US) LLC for amounts paid to vendors on their behalf was
$
1.1
 million and was included in prepaid expenses and other current assets on the Company’s condensed consolidated balance sheets.

16. RELATED PARTY TRANSACTIONS
Oxford Biomedica (US) LLC
As described in Note 6, the Company has significant influence over, but does not control, OXB (US) LLC through its noncontrolling representation on OXB (US) LLC’s board of directors and the Company’s equity interest in OXB (US) LLC. In March 2022, concurrently with the closing of the transaction with OXB (US) LLC, the Company entered into certain ancillary agreements with OXB (US) LLC including a supply agreement, a lease assignment and assumption agreement, a sublease agreement and a transitional services agreement.
Supply Agreement
Pursuant to the terms of the Manufacturing and Supply Agreement with OXB (US) LLC entered into in March 2022 (the “Supply Agreement”), the Company has agreed to purchase from OXB (US) LLC at least 50% of its clinical supply requirements of
AAV-based
products during the initial term of the supply agreement. The Supply Agreement will provide for an initial term of three years, which may be extended for an additional one-year
term. Under the Supply Agreement, the Company is committed to purchase a minimum number of batches of drug substance and drug product, as well as process development services, totaling approximately $29.7 million in 2023. There are no
minimum purchase commitments in 2024 (year three) of the Supply Agreement. After the initial term, the Company will have the right to terminate the Supply Agreement for convenience or other reasons specified in the Supply Agreement upon prior written notice. Either party may terminate the Supply Agreement upon an uncured material breach by the other party or upon the bankruptcy or insolvency of the other party.
During the year ended December 31, 2022, the Company recorded purchases of drug substance from OXB
(US) LLC
related to the Supply Agreement of approximately $
13.9
 million, purchases of process development services of approximately $
12.5
 million and stability and other support of approximately $
1.8
 million. These amounts are included within research and development expenses on the Company’s consolidated statements of operations. As of December 31, 2022, the amount due to OXB
(US) LLC
under the Supply Agreement was $
5.2
 million and was included in accrue
d
expenses and other liabilities on the Company’s consolidated balance sheets.
Lease Assignment and Sublease Agreement
As described in Note 9, the Company leases space for research and development, manufacturing and general office space in Bedfor
d,
Massachusetts. The Company and OXB (US) LLC entered into a lease assignment and assumption agreement pursuant to which Homology assigned all of its right, title and interest in, to and under this lease to OXB (US) LLC and a sublease agreement whereby OXB (US) LLC subleased certain premises in its facility to Homology. However, as the Company remains jointly and severally liable for the payment of rent under this lease, the Company has not been released from being the primary obligor under such lease and therefore the related right-of-use
asset and operating lease liability were not derecognized and remain on the Company’s consolidated balance sheets. Therefore, the Company is recording sublease income from OXB (US) LLC as if it were subleasing the space to OXB (US) LLC.
During the year ended December 31, 2022, the Company recorded sublease income of $
2.0

million related to the sublease agreement with OXB (US) LLC. This amount was recognized as a reduction to lease expense in the Company’s consolidated statements of operations. As of December 31, 2022, the amount of sublease income receivable from OXB (US) LLC was
$
0.5
 million and was included in accrued expenses and other liabilities on the Company’s condensed consolidated balance sheets.

Transitional Services Agreement
Under the transitional services agreement with OXB (US) LLC (the “Services Agreement”), the Company is performing certain services for the benefit of OXB (US) LLC and OXB (US) LLC is performing certain services for the benefit of the Company. The term of the Services Agreement will not exceed eighteen months and lasts until the earlier of termination for convenience, termination for cause in the event of an uncured material breach, termination as a result of bankruptcy of either party, and expiration or termination of the only remaining outstanding service as set forth in the Services Agreement. Each company is fully reimbursing the other for these services.
Expenses incurred by the Company for services provided by OXB
(US) LLC
recognized under the Services Agreement totaled approximately $
0.7
 million for the year ended December 31, 2022, and is presented within research and development expenses in the consolidated statements of operations as the services related to facilities support within the Company’s research and development labs. As of December 31, 2022, the amount due to OXB
(US) LLC
under the Services Agreement was $
0.1
 million and was included in accrued expenses and other liabilities on the Company’s condensed consolidated balance sheets.
The Company provided finance, human resources, IT and legal services to OXB (US) LLC under the Services Agreement and recognized
$
1.7

million for the year ended December 31, 2022, for amounts reimbursed by OXB (US) LLC as a reduction to general and administrative expense in the Company’s consolidated statements of operations. As of December 31, 2022, the Company had a receivable balance of
$
0.3

million from OXB (US) LLC which was recorded as a component of prepaid expenses and other current assets in the Company’s condensed consolidated balance sheets. Pursuant to the Services Agreement, the Company has been paying vendors on OXB (US) LLC’s behalf; this process will be fully transitioned to OXB (US) LLC in 2023. As of December 31, 2022, the amount receivable from OXB (US) LLC for amounts paid to vendors on their behalf was
$
1.1
 million and was included in prepaid expenses and other current assets on the Company’s consolidated balance sheets. In addition, the Company had an amount due to OXB
(US) LLC
of $
2.0
 million as a result of a
year-end
reconciliation between the two companies related to vendor invoicing.